PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 1,962	$ 2,058
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	1,751	1,883
Post-retirement benefits provision [Member]
Disclosure of other provisions [line items]
Provisions	34	36
Share-based payment arrangements
Disclosure of other provisions [line items]
Provisions	23	20
Other employee benefits [Member]
Disclosure of other provisions [line items]
Provisions	32	36
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 122	$ 83